Leases (Tables)	12 Months Ended
Mar. 31, 2026
Leases [Abstract]
Schedule of Supplemental Information Related to Operating Leases	Impairment loss was recognized as the adverse changes in the business climate negatively impact the Group’s business operations. No impairment of ROU assets was recognized during the year ended March 31, 2025.
	2024		2025		2026
	$		$		$

Operating lease cost	696	*	689	*	725	*

Weighted Average Remaining Lease Term - Operating leases	8.77 years		8.75 years		5.27 years
Weighted Average Discount Rate - Operating leases	8.06%	^	8.14%	^	5.29%	^

*	No unconditional government subsidy received for factory space and dormitories located in Shenzhen in 2024, 2025 and 2026.

^	The interest rate used to determine the present value of the future lease payments is the Group’s incremental borrowing rate (“IBR”), because the interest rate implicit in most of the Group’s leases is not readily determinable. The IBR is a hypothetical rate based on the Group’s understanding of what its credit rating would be to borrow and resulting interest the Group would pay to borrow an amount equal to the lease payments in a similar economic environment over the lease term on a collateralized basis.

Schedule of Maturities of Lease Liabilities

The following is a schedule, by years, of maturities of lease liabilities as of March 31, 2026:

Operating leases
$
Year ending March 31,
2027	906
2028	914
2029	715
2030	-
2031	-
Thereafter	1,213

Total undiscounted cash flows	3,748
Less: imputed interest	(1,162)

Present value of lease liabilities	2,586